Consolidated Balance Sheets (USD $) In Thousands	Sep. 30, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 395,945	$ 522,870
Trade accounts receivable less allowance for doubtful accounts of $280,745 in 2011 and $277,139 in 2010	2,803,099	2,573,258
Accounts receivable from related parties	113,493	113,976
Inventories	928,333	809,097
Prepaid expenses and other current assets	967,175	783,231
Deferred tax asset, current	379,654	350,162
Total current assets	5,587,699	5,152,594
Property, plant and equipment, net	2,585,567	2,527,292
Intangible assets	755,468	692,544
Goodwill	8,729,880	8,140,468
Deferred tax asset, non-current	90,956	93,168
Equity Method Investments	330,016	250,373
Other assets	545,159	238,222
Total assets	18,624,745	17,094,661
Current liabilities:
Accounts payable	430,759	420,637
Accounts payable to related parties	112,031	121,887
Accrued expenses and other current liabilities	1,725,888	1,537,423
Short-term borrowings and other financial liabilities	161,407	670,671
Short-term borrowings from related parties	88,734	9,683
Current portion of long-term debt and capital lease obligations	974,220	263,982
Company-obligated mandatorily redeemable preferred securities of subsidiary Fresenius Medical Care Capital Trusts holding solely Company-guaranteed debentures of subsidiarie - current portion	0	625,549
Income tax payable, current	170,953	117,542
Deferred tax liability, current	27,969	22,349
Total current liabilities	3,691,961	3,789,723
Total long-term debt less current maturities	5,486,753	4,309,676
Other liabilities	242,807	294,015
Pension liabilities	204,867	190,150
Income tax payable, non-current	176,010	200,581
Deferred tax liability, non-current	607,083	506,896
Total liabilities	10,409,481	9,291,041
Noncontrolling interests subject to put provisions	313,147	279,709
Company shareholders' equity:
Preferred stock, no par value, 1.00 Euro nominal value, 12,356,880 shares authorized, 3,919,486 issued and outstanding	4,451	4,440
Common stock, no par value, 1.00 Euro nominal value, 373,436,220 shares authorized, 297,956,247 issued and outstanding	370,986	369,002
Additional paid-in capital	3,395,652	3,339,781
Retained earnings	4,338,148	3,858,080
Accumulated other comprehensive (loss)	(355,169)	(194,045)
Total Company shareholders' equity	7,754,068	7,377,258
Noncontrolling interests not subject to put provisions	148,049	146,653
Total equity	7,902,117	7,523,911
Total liabilities and equity	$ 18,624,745	$ 17,094,661